Accounts Payable and Accrued Liabilities - Pathfinder - Interim	6 Months Ended
Jun. 30, 2026
Pathfinder
Payables and Accruals [Line Items]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
The Company’s accounts payable and accrued liabilities at December 31, 2025 consist of the following:

Description	December 31, 2025
Offering costs	$477,531
Accounts payable	172,633
Professional fees	91,049
Custody fee	9,374
Total	$750,587
The Company’s accounts payable and accrued liabilities at September 30, 2025 consist of $277,485 of accrued offering costs and $104,166 of professional fees.
Accounts Payable and Accrued Liabilities
The Company’s accounts payable and accrued liabilities at June 30, 2026 and December 31, 2025 consist of the following:

Description	June 30, 2026	December 31, 2025
Offering costs	$500,000	$477,531
Accounts payable	74,604	172,633
Professional fees	33,879	91,049
Custody fee	—	9,374
Total	$608,483	$750,587